                         Supplement dated April 25, 2007
                                       to
                         PROSPECTUSES DATED MAY 1, 2006

This is a Supplement to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNNUITY prospectuses dated May 1, 2006 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Insurance Companies"). We refer to these prospectuses as the "Product Prospectuses."

This Supplement provides additional information about a proposed substitution of Funds described in the August 28, 2006 supplement to the Product Prospectuses. We provide information on fees and expenses of Replacement Funds beginning on page 3 of this Supplement, and information on the Replacement Funds' advisers and objectives beginning on page 5 of this Supplement. You can find a full description of each Replacement Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in a Replacement Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A REPLACEMENT FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS OR BY CALLING US AT 800-344-1029. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY FOR INFORMATION ABOUT INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

SCHEDULED SUBSTITUTIONS OF FUNDS

On April 16, 2007, the United States Securities and Exchange Commission issued an order ("Order") approving the substitution of shares held by the Separate Accounts of certain "Existing Funds" with shares of certain "Replacement Funds" of the John Hancock Trust ("JHT"). As permitted by the Order, we have scheduled the following substitutions to become effective on May 3, 2007:

                  REPLACEMENT FUND                                         EXISTING FUND
                  ----------------                                         -------------
    (We show the Replacement Fund's manager (i.e.
  subadviser) in bold above the name of the Fund.)
DAVIS SELECTED ADVISERS, L.P.:
JHT Fundamental Value Trust - Series II Class          DWS Davis Venture Value VIP - Series II, Class B

DECLARATION MANAGEMENT & RESEARCH LLC:
JHT Active Bond Trust - Series II Class                DWS High Income VIP - Series II, Class B and
   (MFC Global Investment Management (U.S.), LLC       DWS Strategic Income VIP - Series II, Class B
   also acts as a subadviser to this Fund.)
JHT Bond Index Trust - Series II Class                 DWS Bond VIP - Series I, Class B

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.:
JHT All Cap Core Trust - Series II Class               Alger American Leveraged AllCap Portfolio - Class S
JHT Real Estate Securities Trust - Series II Class     DWS RREEF Real Estate Securities VIP - Class B

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED:
JHT 500 Index Trust B - NAV Class                      DWS Capital Growth VIP - Series I, Class B
JHT 500 Index Trust B - NAV Class                      DWS Growth and Income VIP - Series I, Class B
JHT Index Allocation Trust - Series II Class           Alger American Balanced Portfolio - Class S
JHT Index Allocation Trust - Series II Class           DWS Balanced VIP - Series II, Class B
JHT Mid Cap Index Trust - Series II Class              Dreyfus MidCap Stock Portfolio - Service Class
JHT Money Market Trust B - NAV Class                   DWS Government & Agency Securities VIP - Series II, Class B
JHT Money Market Trust B - NAV Class                   DWS Money Market VIP - Series II, Class B


                                                                          1 of 7

                  REPLACEMENT FUND                                         EXISTING FUND
                  ----------------                                         -------------
    (We show the Replacement Fund's manager (i.e.
  subadviser) in bold above the name of the Fund.)
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED:
JHT Quantitative All Cap Trust - Series II Class       The Dreyfus Socially  Responsible  Growth Fund, Inc. - Service Class
JHT Quantitative All Cap Trust - Series II Class       DWS Dreman High Return Equity VIP - Series II, Class B
JHT Quantitative All Cap Trust - Series II Class       DWS Janus Growth and Income VIP - Series II, Class B
JHT Index Allocation Trust - Series II Class           DWS Mid Cap Growth VIP - Series II, Class B
JHT Index Allocation Trust - Series II Class           DWS Turner Mid Cap Growth VIP - Series II, Class B
JHT Quantitative Value Trust - Series II Class         DWS Large Cap Value VIP - Series II, Class B
JHT Small Cap Index Trust - Series II Class            DWS Dreman Small Cap Value VIP - Series II, Class B
JHT Small Cap Index Trust - Series II Class            DWS Small Cap Growth VIP - Series II, Class B
JHT Total Stock Market Index Trust - Series II Class   AIM V.I. Utilities Fund - Series II
JHT Total Stock Market Index Trust - Series II Class   DWS Blue Chip VIP - Series II, Class B
JHT Total Stock Market Index Trust - Series II Class   DWS Health Care VIP - Series I, Class B
JHT Total Stock Market Index Trust - Series II Class   DWS Technology VIP - Series II, Class B

SSGA FUNDS MANAGEMENT, INC.:
JHT International Equity Index Trust B - NAV Class     DWS International Select Equity VIP - Series II, Class B
JHT International Equity Index Trust B - NAV Class     Credit Suisse Trust Emerging Markets Portfolio
JHT International Equity Index Trust B - NAV Class     Credit Suisse Trust Global Small Cap Portfolio

TEMPLETON GLOBAL ADVISORS LIMITED:
JHT Global Trust - Series II Class                     DWS Global Thematic VIP - Series II, Class B
JHT Global Trust - Series II Class                     DWS Global Opportunities VIP - Series I, Class B

TEMPLETON INVESTMENT COUNSEL, LLC:
JHT International Value Trust - Series II Class        DWS International VIP - Series I, Class B

Prior to the effective date of the substitutions and for 30 days thereafter, a Contract owner may transfer amounts allocated to a Variable Investment Option that invests in any of the Existing Funds shown above (or in any of the corresponding Replacement Funds shown after the effective date of the scheduled substitutions) to any other available Variable Investment Option free of charge. Any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the Product Prospectuses).

All expenses incurred in connection with the scheduled substitutions will be paid by the Insurance Companies. The Insurance Companies will send affected Contract owners a confirmation notice within five business days after the substitution.


                                                                          2 of 7

ADDITIONAL VARIABLE INVESTMENT OPTIONS

At the time of the scheduled substitutions, the Insurance Companies intend to add additional Variable Investment Options to the Contracts. The additional Variable Investment Options will be described in one or more supplements to the Product Prospectuses. A complete list of all other Variable Investment Options that are currently available under your Contract is set forth in the applicable Product Prospectus. You may obtain a copy of the current Product Prospectus by calling 800-344-1029.

ADDITIONAL INFORMATION ABOUT THE REPLACEMENT FUNDS

Replacement Fund Expenses

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE REPLACEMENT FUNDS THAT WE HAVE SCHEDULED FOR SUBSTITUTION, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH REPLACEMENT FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. (EXPENSES SHOWN DO NOT INCLUDE SEPARATE ACCOUNT FEES AND OTHER CONTRACT CHARGES DESCRIBED IN THE PRODUCT PROSPECTUSES.)

                                                            ACQUIRED
                                                              FUND        TOTAL       CONTRACTUAL       NET
                         MANAGEMENT   12B-1      OTHER      FEES AND    OPERATING       EXPENSE      OPERATING
FUNDS                       FEES       FEES   EXPENSES(1)   EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
-----                    ----------   -----   -----------   --------   -----------   -------------   ---------
JOHN HANCOCK TRUST:
500 INDEX B(3)
NAV Class                   0.46%     0.00%      0.03%        0.00%       0.49%          0.24%         0.25%
ACTIVE BOND
Series II Class             0.60%     0.25%      0.04%        0.00%       0.89%          0.00%         0.89%
ALL CAP CORE
Series II Class             0.78%     0.25%      0.05%        0.00%       1.08%          0.00%         1.08%
BOND INDEX A
Series II Class             0.47%     0.25%      0.08%        0.00%       0.80%          0.00%         0.80%
FUNDAMENTAL VALUE
Series II Class             0.77%     0.25%      0.04%        0.00%       1.06%          0.00%         1.06%
GLOBAL(4, 5)
Series II Class             0.82%     0.25%      0.14%        0.00%       1.21%          0.00%         1.21%
INDEX ALLOCATION(6)
Series II Class             0.05%     0.25%      0.09%        0.53%       0.92%          0.12%         0.80%
INTERNATIONAL EQUITY
   INDEX B(3)
NAV Class                   0.53%     0.00%      0.04%        0.01%       0.58%          0.23%         0.35%
INTERNATIONAL VALUE(4)
Series II Class             0.82%     0.25%      0.11%        0.00%       1.18%          0.00%         1.18%
MID CAP INDEX
Series II Class             0.48%     0.25%      0.04%        0.00%       0.77%          0.00%         0.77%
MONEY MARKET B
NAV Class(7)                0.50%     0.00%      0.01%        0.00%       0.51%          0.23%         0.28%
QUANTITATIVE ALL CAP
Series II Class             0.71%     0.25%      0.05%        0.00%       1.01%          0.00%         1.01%


                                                                          3 of 7

                                                            ACQUIRED
                                                              FUND       TOTAL        CONTRACTUAL        NET
                         MANAGEMENT   12B-1      OTHER      FEES AND    OPERATING       EXPENSE      OPERATING
FUNDS                       FEES      FEES    EXPENSES(1)   EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
-----                    ----------   -----   -----------   --------   -----------   -------------   ---------
QUANTITATIVE MID CAP
Series II Class(7)          0.74%     0.25%      0.13%        0.00%       1.12%          0.00%         1.12%
QUANTITATIVE VALUE
Series II Class             0.68%     0.25%      0.05%        0.00%       0.98%          0.00%         0.98%
REAL ESTATE SECURITIES
Series II Class             0.70%     0.25%      0.03%        0.00%       0.98%          0.00%         0.98%
SMALL CAP INDEX
Series II Class             0.48%     0.25%      0.04%        0.00%       0.77%          0.00%         0.77%
TOTAL STOCK MARKET
   INDEX
Series II Class             0.49%     0.25%      0.03%        0.00%       0.77%          0.00%         0.77%

NOTES TO FUND EXPENSE TABLE:

(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense
     Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.

(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(3) JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(4) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.

(5) The Adviser has contractually agreed to limit "Other Expenses" as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.

(6) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT- Contractual Expense Limit" until May 1, 2008.

(7) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses to be incurred over the next year.

General Information about the Replacement Funds

We revise the Product Prospectuses to provide the following general information about the Replacement Funds:

THE REPLACEMENT FUNDS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, these Funds also may be available through participation in certain qualified pension or retirement plans.


                                                                          4 of 7

The Replacement Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Supplement with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE REPLACEMENT FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The fee table information in this Supplement shows the investment management fees, Rule 12b-1 fees and other operating expenses for the Replacement Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of these Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options using these Funds.

The Replacement Funds are part of the John Hancock Trust, which is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The Replacement Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Replacement Fund's assets and paid for the services we or our affiliates provide to that Fund. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Each of the John Hancock Trust's Index Allocation, Lifestyle Balanced, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are a "fund-of-funds" that invest in other underlying funds. The prospectus for the JHT Funds of Funds contains a description of the underlying funds for the respective Fund, and associated investment risks.

You bear the investment risk of any Replacement Fund used as a Variable Investment Option for your Contract.

Information about the Replacement Funds' Subadvisers and Investment Objectives

We revise the Product Prospectuses to provide the following information about the Replacement Funds' subadviser and investment objectives:

The following table contains a general description of the Replacement Funds. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in a Replacment Fund in the prospectus for that Fund.

                               JOHN HANCOCK TRUST
   (We show the Fund's manager (i.e. Subadviser) in bold above the name of the
                                      Fund)

DAVIS SELECTED ADVISERS, L.P.

   Fundamental Value Trust       Seeks growth of capital. To do this, the Fund
                                 invests in common stocks of U.S. companies with
                                 durable business models that can be purchased
                                 at attractive valuations relative to their
                                 intrinsic value.

DECLARATION MANAGEMENT & RESEARCH COMPANY

   Active Bond Trust (1)         Seeks income and capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in a diversified mix of debt securities
                                 and instruments with maturity durations of
                                 approximately 4 to 6 years.

   Bond Index Trust A            Seeks to track the performance of the Lehman
                                 Brothers Aggregate Bond Index (which represents
                                 the U.S. investment grade bond market). To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in securities listed in the Lehman
                                 Brothers Aggregate Bond Index.


                                                                          5 of 7

                               JOHN HANCOCK TRUST
   (We show the Fund's manager (i.e. Subadviser) in bold above the name of the
                                      Fund)

DEUTSCHE ASSET MANAGEMENT, INC.

   All Cap Core Trust            Seeks long-term growth of capital. To do this,
                                 the Fund invests in common stocks and other
                                 equity securities within all asset classes
                                 (small, mid and large cap), which may be listed
                                 on securities exchanges, traded in various
                                 over-the-counter markets or have no organized
                                 markets. The Fund may also invest in U.S.
                                 Government securities.

   Real Estate Securities        Seeks to achieve a combination of long-term
      Trust                      capital appreciation and current income. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities of REITs and real
                                 estate companies.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   500 Index Trust               Seeks to approximate the aggregate total return
                                 of abroad U.S. domestic equity market index. To
                                 do this, the Fund invests at least 80% of its
                                 net assets in the common stocks in the S&P 500
                                 Index(2) and securities that as a group will
                                 behave in a manner similar to the index.

   Index Allocation Trust        Seeks long term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Fund invests approximately 70% of its total
                                 assets in John Hancock index portfolios which
                                 invest primarily in equity securities and
                                 approximately 30% of its total assets in JH
                                 portfolios which invest primarily in fixed
                                 income securities.

   Mid Cap Index Trust           Seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks in the S&P
                                 Mid Cap 400 Index (2) and securities that as a
                                 group behave in a manner similar to the index.

   Money Market Trust B          Seeks to obtain maximum current income
                                 consistent with preservation of principal and
                                 liquidity. To do this, the Fund normally
                                 invests in high quality, U.S. dollar
                                 denominated money market instruments.

   Quantitative All Cap Trust    Seeks long-term growth of capital. To do this,
                                 the Fund normally invests at least 65% of its
                                 total assets in equity securities of U.S.
                                 companies across the three market
                                 capitalization ranges of large, mid and small.

   Quantitative Mid Cap Trust    Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of its net assets in
                                 U.S. mid-cap and large-cap companies'
                                 securities with strong industry positions,
                                 leading market shares, proven managements and
                                 strong balance sheets.

   Quantitative Value Trust      Seeks long-term capital appreciation. To do
                                 this, the Fund invests at least 65% of its
                                 total assets in large-cap U.S. securities with
                                 the potential for long-term growth of capital.

   Small Cap Index Trust         Seeks to approximate the aggregate total return
                                 of as mall cap U.S. domestic equity market
                                 index. To do this, the Fund invests at least
                                 80% of its net assets in the common stocks in
                                 the Russell 2000(3) Index and securities that
                                 as a group behave in a manner similar to the
                                 index.

   Total Stock Market Index      Seeks to approximate the aggregate total return
      Trust                      of abroad U.S. domestic equity market index. To
                                 do this, the Fund invests at least 80% of its
                                 net assets in the common stocks in the Dow
                                 Jones Wilshire 5000(4) Index and securities
                                 that as a group will behave in a manner similar
                                 to the index.

SSGA FUNDS MANAGEMENT, INC.

   International Equity          Seeks to track the performance of abroad-based
      Index Trust B              equity index of foreign companies primarily in
                                 developed countries and, to a lesser extent, in
                                 emerging market countries. To do this, the Fund
                                 invests at least 80% of its assets in
                                 securities listed in the Morgan Stanley Capital
                                 International All Country World Excluding
                                 U.S.(5) Index.

TEMPLETON GLOBAL ADVISORS LIMITED

   Global Trust                  Seeks long-term capital appreciation. To do
                                 this, the Fund invests primarily in the equity
                                 securities of companies located throughout the
                                 world, including emerging markets.


                                                                          6 of 7

                               JOHN HANCOCK TRUST
   (We show the Fund's manager (i.e. Subadviser) in bold above the name of the
                                      Fund)

TEMPLETON INVESTMENT COUNSEL, LLC

   International Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity securities of companies
                                 located outside the U.S., including in emerging
                                 markets, and generally up to 25% of its total
                                 assets in debt securities of companies and
                                 governments located anywhere in the world.

(1) The Active Bond Trust is also is subadvised by MFC Global Investment Management (U.S.), LLC.

(2) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and S&P Mid Cap 400(R) are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

(3) "Russell 2000(R)", "Russell 3000(R)", and "Russell Midcap(R)" are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust.

(4) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust.

(5) MSCI All Country World ex-US Index(SM)" and "MSCI EAFE Index(SM)" are service marks of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust.

ADDITIONAL PERMITTED SUBSTITUTIONS OF FUNDS

The Order permits us to make additional substitutions of shares held by the Separate Accounts of certain other "Existing Funds" with shares of certain other "Replacement Funds" of the John Hancock Trust. We have not scheduled these substitutions as of the date of this Supplement, and provide no assurance when, or if, such permitted substitutions will occur. These additional permitted substitutions are as follows:

             PERMITTED REPLACEMENT FUND                                   EXISTING FUND
---------------------------------------------------   ----------------------------------------------------
JHT Lifestyle Balanced Trust - Series II Class        DWS Moderate Allocation VIP - Series II, Class B
JHT Lifestyle Growth Trust - Series II Class          DWS Growth Allocation VIP - Series II, Class B
JHT Lifestyle Moderate Trust - Series II Class        DWS Conservative Allocation VIP - Series II, Class B
JHT Investment Quality Bond Trust - Series II Class   DWS Core Fixed Income VIP - Series II, Class B

The Order does not encompass the following proposed substitution that we listed in the August 28, 2006 supplement to the Product Prospectuses and we have not scheduled a substitution of the Existing Fund shown:

             PROPOSED REPLACEMENT FUND                                    EXISTING FUND
---------------------------------------------------   ----------------------------------------------------
JHT 500 Index Trust B - NAV Class                     DWS Equity 500 Index VIP, Class B

0506:WMRK-1
0506:WMRK1NY
0506:ML3-1
0506:ML3-1NY

033-79112 C000007850
333-70728 C000007840
333-70730 C000007842
333-70850 C000007846
333-83558 C000007852


                                                                          7 of 7